Costs Incurred Relating to Oil and Gas Property Acquisition, Exploration and Development Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Total costs capitalised during the year	$ 1,160	$ 1,178	$ 1,275
Total costs	2,294	1,738	1,709
Discontinued operations [member] | Onshore US [Member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Total costs	$ 0	$ 0	$ 331